Amount Due to Director (Details) - USD ($)			12 Months Ended
	Apr. 01, 2022	Mar. 01, 2022	Dec. 31, 2025	Dec. 31, 2024	Sep. 30, 2025	Aug. 28, 2025
Amount Due to Director [Line Items]
Acquisition of property amount			$ 95,995	$ 94,981
Acquisition of property amount						4.16%
Repaid interest amount			1,881	2,752
Loan Agreement [Member]
Amount Due to Director [Line Items]
Acquisition of property amount					1.50%
Mr. Kai Cheong Wong [Member] | Loan Agreement [Member]
Amount Due to Director [Line Items]
Acquisition of property amount		$ 356,769
Loan term		60 months
Acquisition of property amount		4.00%
Monthly installments	$ 5,946
Mr. Kai Cheong Wong [Member]
Amount Due to Director [Line Items]
Amount due to director			$ 89,178	$ 146,018
First Year [Member] | Mr. Kai Cheong Wong [Member] | Loan Agreement [Member]
Amount Due to Director [Line Items]
Acquisition of property amount		1.00%
Second Year [Member] | Mr. Kai Cheong Wong [Member] | Loan Agreement [Member]
Amount Due to Director [Line Items]
Acquisition of property amount		1.50%